J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 5, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Fleming Mutual Fund Group, Inc. (the “Trust”), on behalf of
JPMorgan Mid Cap Value Fund (the “Fund”)
File No. 333-25803
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Fund do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 59 (Amendment No. 60 under the Investment Company Act of 1940, as amended) filed electronically on October 23, 2020.
Please contact Keri E. Riemer at (212) 623-4557 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch

Zachary Vonnegut-Gabovitch
Assistant Secretary